Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 1,083	$ 1,501	$ 2,049	$ 3,034	$ 6,019	$ 6,857
Property and Equipment, Net
Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 1,000	600	$ 1,800	1,300	2,800	3,500
Depreciation and amortization expense included within "Cost of sales"		$ 100		$ 100	$ 100	$ 100